MAJOR CUSTOMERS AND SUPPLIERS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2021 CNY (¥) item
REVENUE
Revenues	¥ 9,956,501	¥ 9,325,631	¥ 7,818,681
Number of suppliers | item	1	1	1
Revenues | Customer concentration | Contracting Customer A
REVENUE
Revenues	¥ 1,992,667	¥ 1,895,877	¥ 1,736,295
Revenues | Customer concentration | Contracting Customer B
REVENUE
Revenues	1,834,843	1,595,777	873,378
Revenues | Customer concentration | Contracting Customer C
REVENUE
Revenues	1,420,163	1,130,799	785,528
Revenues | Customer concentration | Contracting Customer D
REVENUE
Revenues	1,128,135	1,031,102	964,414
Revenues | Customer concentration | End User Customer One
REVENUE
Revenues	2,778,151	2,341,346	1,850,523
Revenues | Customer concentration | End User Customer Two
REVENUE
Revenues	¥ 1,676,064	¥ 1,857,369	¥ 1,735,536